EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Apr-19	15-Apr-19	15-May-19
To	30-Apr-19	15-May-19
Days	30

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$62,560,000.00
Required Overcollateralization Increase - MPR < 35%		$10,480,000.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$5,624,476.13
Series Nominal Liquidation Amount		345,331,142.80

Required Participation Amount		$345,331,142.80
Excess Receivables		$449,502,637.03

Total Collateral		794,833,779.83
Collateral as Percent of Notes		49.68%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,314,927,828.27
Total Principal Collections	($2,023,435,947.66)
Investment in New Receivables	$1,665,953,145.45
Receivables Added for Additional Accounts	$0.00
Repurchases	($35,463,997.03)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($716,596,511.24)
Less Servicing Adjustment	($2,183,031.10)

Ending Balance	$5,203,201,486.69

SAP for Next Period	15.28%

Average Receivable Balance	$5,383,040,683.42
Monthly Payment Rate	37.59%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$25,330,264.09
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$25,330,264.09

Series Allocation Percentage at Month-End	15.28%
Floating Allocation Percentage at Month-End	81.05%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	1,066,666,666.67
Payout	—
Additions	266,666,666.67

Ending Balance	1,333,333,333.33

Distributions to Investors
A1 Days	30
A1 LIBOR	2.472630%
A1 Applicable Margin	0.640000%

	3.112630%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	2,204,779.58	2.59
Principal A1	—	—

		2.59

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	3,167,279.58
Servicing Fee	702,943.70

Excess Cash Flow	(734,160.05)

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.44%
Pass / Fail	PASS